Stock Options (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Stock options by range of exercise prices
Options Outstanding - Number Outstanding (in shares)	1,448,200
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 8 months 19 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.02
Options Exercisable - Number Exercisable (in shares)	707,900
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 4 months 13 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.68
$1.60
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 1.60
Options Outstanding - Number Outstanding (in shares)	631,200
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 1.60
Options Exercisable - Number Exercisable (in shares)	631,200
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 18 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.60
$2.37
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 2.37
Options Outstanding - Number Outstanding (in shares)	767,000
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 11 months 26 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.37
Options Exercisable - Number Exercisable (in shares)	76,700
Options Exercisable - Weighted Average Remaining Contractual Life	3 years 11 months 26 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.37
$2.05
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 2.05
Options Outstanding - Number Outstanding (in shares)	50,000
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 3 months 29 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.05